Earnings and Loss per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Earnings and loss per share

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Numerator:
Net loss	(62,492)	(70,348)	(120,306)	(110,204)
Adjustments of loss	—	—	—	—
Net loss available to common shareholders	(62,492)	(70,348)	(120,306)	(110,204)

Denominator:
Weighted average shares outstanding - Basic	136,680,065	121,552,940	135,673,812	121,551,570
Effect of potentially dilutive warrants / shares option	—	—	—	—
Weighted average shares outstanding - Diluted	136,680,065	121,552,940	135,673,812	121,551,570

Loss per share - Basic	(0.46)	(0.58)	(0.89)	(0.91)
Loss per share - Diluted	(0.46)	(0.58)	(0.89)	(0.91)